Investments accounted for using equity method	12 Months Ended
Dec. 31, 2024
Investments Accounted For Using Equity Method
Investments accounted for using equity method

Note 16 Investments accounted for using equity method

Joint ventures and Associates

As of December 31, 2024 and 2023, the Company recorded investments qualifying as joint venture and associates.

The share value of investments in joint ventures and associates are detailed as follows:

	Percentage of participation	As of December 31, 2024	As of December 31, 2023
	%	ThCh$	ThCh$
Cervecería Austral S.A.	50.00	14,909,658	12,650,998
Central Cervecera de Colombia S.A.S.	50.00	17,676,953	19,793,183
Zona Franca Central Cervecera S.A.S.	50.00	105,346,786	106,768,550
Aguas de Origen S.A. (*)	50.00	-	8,636,461
Total joint ventures		137,933,397	147,849,192
Aguas Danone de Argentina S.A.	49.00	917,067	880,815
Other companies		896,457	863,173
Total associates		1,813,524	1,743,988
Total		139,746,921	149,593,180
(*)	Joint venture of subsidiary until June 30, 2024.

The above mentioned values include goodwill generated in the acquisition of the following joint venture and associate, which are presented net of any impairment loss:

	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Cervecería Austral S.A.	1,894,770	1,894,770
Aguas Danone de Argentina S.A.	-	72,589
Aguas de Origen S.A. (*)	-	3,017,505
Total	1,894,770	4,984,864
(*)	Joint venture of subsidiary until June 30, 2024.

The share of net income (loss) of joint ventures and associates accounted for using the equity method are detailed as follows:

	For the years ended as of December 31,
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Central Cervecera de Colombia S.A.S.	(11,959,652)	(10,565,966)	(9,410,015)
Zona Franca Central Cervecera S.A.S.	266,580	(1,710,319)	(1,965,827)
Aguas de Origen S.A. (*)	(6,782)	(9,695,813)	2,533,720
Cervecería Austral S.A.	2,911,947	2,802,039	2,829,304
Total joint ventures	(8,787,907)	(19,170,059)	(6,012,818)
Aguas Danone de Argentina S.A.	(651,872)	(45,336)	(5,272,903)
Other companies	(54,924)	(2,363)	307,653
Total associates	(706,796)	(47,699)	(4,965,250)
Total	(9,494,703)	(19,217,758)	(10,978,068)
(*)	Joint venture of subsidiary until June 30, 2024.

Changes in investments in joint ventures and associates are detailed as follows:

	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$
Balance at the beginning of year	149,593,180	140,926,012
Capital contributions to acquire interests in joint ventures	10,658,097	7,086,899
Share of net income (loss) of joint ventures and associates accounted for using the equity method	(9,494,703)	(19,217,758)
Dividends received	(854,084)	(908,640)
Investment previously held (1)	(15,128,327)	-
Others (*)	4,972,758	21,706,667
Total	139,746,921	149,593,180
(*)	Mainly includes effects from the foreign currency of joint ventures.
(1)	See Note 1 - General Information letter C), number (12).

Significant matters regarding investments accounted for using the equity method are detailed as follows:

(1) Cervecería Austral S.A.

It is a closed stock company that operates as a beer manufacturing facility in the southern end of Chile, which is the southernmost brewery in the world.

(2) Central Cervecera de Colombia S.A.S. and Zona Franca Central Cervecera S.A.S.

On November 10, 2014, CCU, directly and through its subsidiaries CCU Investments II SpA., and Grupo Postobón have established a joint arrangement through a company named Central Cervecera de Colombia S.A.S. (the "Company"), in which CCU and Grupo Postobón participate as equal shareholders. The purpose of this Company is the beer and non-alcoholic drinks production, marketing and distribution based on malt (Products).

Subsequently, on August 16, 2017, CCU, through its subsidiary CCU Investments ll Limitada, acquired 50% of the shares of a company incorporated in Colombia called Zona Franca Central Cervecera S.A.S. (ZF CC), which relates to a joint agreements and that qualifies as a joint operation, in which CCU and Grupo Postobón participate as equal shareholders. The amount of this transaction was USD 10,204, equivalents to ThCh$ 6,432. The purpose of ZF CC is acting exclusively as industrial user of one or more free trade zones; manufacturing and selling products of its own brands and through licenses to CCC, CCC markets these products.

For the purposes above, previous associations involve the construction of a beer production plant, with an annual total capacity of 3,000,000 hectoliters.

As of December 31, 2024 and 2023, the amount of capital contributions to CCC and ZF CC amounts to USD 315,150,660 and USD 304,170,191 (equivalent to ThCh$ 216,941,694 and ThCh$ 206,283,598 based on the exchange rates at the dates of the contributions), respectively. During 2024, a capital contribution of MCOP 43,000,000, equivalent to ThCh$ 10,658,097, was made through a payment schedule, where the first installment was paid on February 22, 2024 in the amount of USD 3,050,330, equivalent to ThCh$ 2,951,256, the second payment on March 21, 2024 in the amount of USD 6,417,661, equivalent to ThCh$ 6,263,060 and the third payment on April 25, 2024 in the amount of USD 1,512,478, equivalent to ThCh$ 1,443,781 (See Note 11 - Accounts and transactions with related parties).

(3) Aguas Danone de Argentina S.A. and Aguas de Origen S.A.

On March 30, 2023, at an Extraordinary Shareholders' Meeting of Aguas de Origen S.A., it was agreed to increase capital and set a share premium by the shareholder Holding Internationale De Boissons S.A.S., resulting in a capital increase of ARS 1 and a share premium of ARS 80,158,267 (equivalent to ThCh$ 304,411). In another Extraordinary Meeting held on the same day, the subsidiary Compañía Cervecerías Unidas Argentina S.A., also made a capital stock contribution of ARS 1, consequently, both shareholders maintained the same participation in this company.

On June 6, 2023, at an Extraordinary Shareholders' Meeting of ADO, it was agreed: (i) to capitalize the balance in the capital adjustment account in the amount of ARS 59,643, issuing bonus shares that were awarded to the shareholders Compañía Cervecerías Unidas Argentina S.A. and Holding Internationale de Boissons S.A.S. in proportion to their shareholdings; and (ii) to approve a capital increase in the amount of ARS 29,142,000 (equivalent to ThCh$ 95,601), which was subscribed and paid in by subsidiary Compañía Cervecerías Unidas Argentina S.A. and shareholder Holding Internationale de Boissons S.A.S. in proportion to their shareholdings. As a result, both shareholders maintained the same shareholding in this company.

On September 27, 2023, at an Extraordinary Shareholders' Meeting of ADO, a capital increase was approved in the amount of ARS 1 with a share premium in the amount of ARS 1,688,179,074 (equivalent to ThCh$ 4,373,920), which was fully subscribed and paid in by the subsidiary Compañía Cervecerías Unidas Argentina S.A. In another Extraordinary Shareholders' Meeting held on the same day, a capital increase was approved for the amount of ARS 1, which was fully subscribed and paid in by the shareholder Holding Internationale De Boissons S.A.S., as a result, both shareholders maintained the same shareholding in this company.

On October 25, 2023, at an Extraordinary Shareholders' Meeting of ADO, an increase in capital stock in the amount of ARS 62,811,000 (equivalent to ThCh$ 159,661) was approved, which was subscribed and paid in equal parts by the subsidiary Compañía Cervecerías Unidas Argentina S.A. and the shareholder Holding Internationale De Boissons S.A.S.

On December 21, 2023, at an Extraordinary Shareholders' Meeting of ADO, an increase in capital stock in the amount of ARS 80,385,000 (equivalent to ThCh$ 86,937) was approved, which was subscribed and paid in equal parts by the subsidiary Compañía Cervecerías Unidas Argentina S.A. and the shareholder Holding Internationale De Boissons S.A.S.

On May 28, 2024, CCU Argentina S.A. notified Holding Internationale de Boissons S.A.S. of the exercise of the stock option contained in the shareholders' agreement, which allowed CCU Argentina S.A. to acquire 8,471,349 shares equivalent to the 0.1% of shares of the former joint venture Aguas de Origen S.A.

On July 1, 2024 Holding Internationale de Boissons S.A.S., notified CCU Argentina S.A., the acceptance of the exercise of the purchase option to acquire 8,471,349 shares corresponding to a 0.1% interest in the Aguas de Origen S.A. joint venture.

Therefore, as of July 1, 2024, CCU Argentina S.A. began to consolidate the accounting information of Aguas de Origen S.A., with an ownership of 50.10%, and exercise control over ADO. (See Note 1 – General Information letter C), number (12)).

The Company does not have any contingent liabilities related to joint ventures and associates as December 31, 2024.

Summarized financial information for associates and joint ventures: The tables below provide summarized financial information for those joint ventures and associates that are material to the group. The information disclosed reflects the amounts presented in the financial statements of the relevant associates and joint ventures and not the Company's share of those amounts. They have been amended to reflect adjustments made by the entity when using the equity method, including fair value adjustments.

	Associates		Joint ventures
	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023
	ThCh$	ThCh$	ThCh$	ThCh$
Assets and Liabilities
Current assets	130,158	120,150	85,454,616	130,488,940
Non-current assets	3,229,224	1,871,190	323,251,454	360,977,091
Current liabilities	350,258	101,254	123,265,925	106,403,754
Non-current liabilities	1,137,511	240,587	10,187,080	96,312,931

	Associates		Joint ventures
	For the years ended as of December 31,
	2024	2023	2024	2023	2022
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Income Statement (Summarized)
Net sales	175,369	120,587	454,581,166	260,993,102	327,979,632
Operating result	130,420	(180,321)	(3,922,885)	(9,292,789)	(8,895,582)
Net income for year	(1,340,072)	(92,524)	(16,865,965)	(12,227,357)	(14,228,664)
Other comprehensive income	1,668,405	(908,241)	17,274,249	(11,459,814)	(28,781,782)
Depreciation and amortization	(235,294)	(180,254)	(22,286,843)	(16,717,848)	(16,901,777)